RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Summary of Balances with Related Party
	December 31,
	2019	2018
Accounts receivable – related parties
Shanghai Pujiang	$536,358	$—
	$536,358	$—

The balance of Accounts receivable-related parties consist of amounts from Shanghai Pujiang for the sale of products.

	December 31,
	2019	2018
Customer deposits – related parties
Shanghai Pujiang	$—	$2,604,604
Zhejiang Pujiang	$3,358,897	$2,195,780
	$3,358,897	$4,800,384

The balance of Customer deposits-related parties consist of amounts paid to the Company in advance from Shanghai Pujiang and Zhejiang Pujiang for the sale of products.

	December 31,
	2019	2018
Due to shareholder:
Dr. Tang	$—	$1,695,259
	$—	$1,695,259

Dr. Tang is the chairman and controlling interest shareholder of the Company. From time to time, Dr. Tang paid operating expenses on behalf of the Company to assist with the Company’s cash needs for business purposes.

	December 31,
	2019	2018
Due to related parties:
Pujiang International	$2,181,098	$—
Top Innovation	116,541	—
	$2,297,639	$—

Summary of Related Party Transactions

		December 31,
		2019	2018	2017
Ossen Material Research	Ossen Material Research provided guarantee together with Shanghai Pujiang and Dr. Tang for the short-term bank loans borrowed by the Company	$3,515,003	$—	$3,749,502
	Ossen Material Research provided guarantee together with Dr. Tang for the notes payable issued by the Company	$—	$—	$4,897,310
	The Company provided guarantee for the short-term bank loans borrowed by Ossen Material Research	$—	$—	$18,824,034
Ossen Shanghai	Ossen Shanghai provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	$—	$581,522	$—
Shanghai Pujiang	Shanghai Pujiang provided guarantee together with Dr. Tang for the short-term bank loans borrowed by the Company	—	9,377,044	—
	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$85,995,602	$30,529,912	$5,356,432
	The Company provided guarantee for the long-term bank loans borrowed by Shanghai Pujiang	$—	$43,585,084	$—
	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$—	$2,907,611	$—
	The Company sold products to Shanghai Pujiang	$2,906,755	$2,810,147	$—
Zhejiang Pujiang	The Company provided guarantee for the notes payable issued by Zhejiang Pujiang	$—	$—	$25,426,525

	The Company sold products to Zhejiang Pujiang	$1,566,558	$2,945,584	$—
Pujiang International	Pujiang International provided guarantee the short-term bank loans borrowed by the Company	$7,819,086	$—	$—